Guggenheim Floating Rate Strategies Fund Average Annual Total Returns - Class R6 Shares [Member]		12 Months Ended	60 Months Ended	70 Months Ended	92 Months Ended	98 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	0.88%	1.14%	0.93%	1.35%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	5.73%	5.65%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.17%	5.14%	5.09%
Performance Inception Date	Mar. 13, 2019
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.57%	2.65%	2.65%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	2.83%	2.82%